Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2010 and 2009 were as follows:

	Useful Lives
December 31,	(Years)	2010	2009
(Dollars in thousands)
Land	N/A	$26,791	$26,017
Buildings	20	317,474	300,285
Leasehold and land improvements	1-30	1,042,675	976,828
Cell site equipment	6-25	2,619,135	2,394,222
Switching equipment	1-8	943,843	862,826
Office furniture and equipment	3-5	610,434	549,871
Other operating equipment	5-25	323,411	302,643
System development	3-7	325,050	258,073
Work in process	N/A	131,724	174,197
		6,340,537	5,844,962
Accumulated depreciation and amortization		(3,766,015)	(3,284,102)
		$2,574,522	$2,560,860

Depreciation and amortization expense totaled $559.0 million, $551.7 million and $558.3 million in 2010, 2009 and 2008, respectively.

In 2010, 2009 and 2008, Loss on asset disposals, net included charges of $10.7 million, $16.2 million and $17.4 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service.